Warrants (Details Textual) - USD ($)	1 Months Ended		10 Months Ended	12 Months Ended
	Dec. 17, 2018	Nov. 30, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Jun. 19, 2019
Warrants (Textual)
Fair value of the warrants	$ 218,147	$ 659,697		$ 866,300	$ (124,726)
Fair value of warrant liabilities						$ 866,300
Convertible Debts and IPO [Member]
Warrants (Textual)
Aggregate of warrants to purchase number of ordinary shares	38,071	80,453